Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2016
Compensation And Retirement Disclosure [Abstract]
Summary of Components of Net Periodic Benefit Costs

A summary of the components of net periodic benefit costs follows (in thousands):

	Year Ended December 31,
	2016	2015	2014

Service cost	$1,270	$—	$—
Interest cost	237	—	—
Amortizations:
Plan service cost (credit)	268	—	—
Net loss (gain)	12	—	—
Total net periodic benefit cost	$1,787	$—	$—

Summary of Weighted-Average Assumptions Used

A summary of the weighted-average assumptions used by the Company to determine net periodic benefit costs follows:

	Year Ended December 31,
	2016	2015	2014

Discount rate	3.2%	—%	—%
Rate of compensation increase	3.0%	—%	—%

A summary of the weighted-average assumptions used by the Company to determine its benefit obligation follows:

	December 31,
	2016	2015

Discount rate	3.6%	—%
Rate of compensation increase	2.0%	—%

Summary of Changes Recognized in Other Comprehensive Income (Loss)

A summary of changes recognized in other comprehensive income (loss) follows (in thousands):

	December 31,
	2016	2015

Prior service cost (credit)	$2,949	$—
Net loss (gain) arising during period	14	—
Amounts recognized as a component of net periodic benefit cost:
Amortization or curtailment recognition of prior service (cost) credit	(264)	—
Amortization or settlement recognition of net gain (loss)	(3)	—
Total recognized in other comprehensive loss (income)	$2,696	$—

Summary of Changes in Benefit Obligation

A summary of changes in the benefit obligation follows (in thousands):

	December 31,
	2016	2015

Change in benefit obligation
Benefit obligation transferred from the Spin-off	$5,964	$—
Service cost	1,270	—
Interest cost	190	—
Plan amendments	2,921	—
Actuarial (gain) loss	(911)	—
Benefit obligation at end of year	$9,434	$—

Summary of Expected Future Benefit Payments

A summary of expected future benefit payments for the next five years and the five years thereafter follows (in thousands):

2017	$2,275
2018	—
2019	—
2020	—
2021	1,288
Five years thereafter	10,780
Total	$14,343